Document And Entity Information	12 Months Ended
Dec. 28, 2013
Document Information [Line Items]
Entity Registrant Name	Cartesian, Inc.
Entity Central Index Key	0001094814
Trading Symbol	CRTN
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2013